Loss And Loss Adjustment Expense Reserves Reconciliation of the Claims Development to the Liability for Claims and Claim Adjustment Expenses (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	$ 11,745.0	$ 10,029.8
Total reinsurance recoverable on unpaid claims	2,562.1	2,157.8
Unallocated claims adjustment expense related to:	1,083.1	887.0
Total gross liability for unpaid claims and claim adjustment expense	15,400.8	13,086.9	$ 11,368.0	$ 10,039.0
Other business
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	42.9	43.7
Total reinsurance recoverable on unpaid claims	222.1	200.9
Commercial Lines Segment | Commercial Lines - Liability
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	2,504.2	2,027.4
Total reinsurance recoverable on unpaid claims	287.4	105.1
Commercial Lines Segment | Commercial Lines - Physical Damage
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	53.9	51.7
Total reinsurance recoverable on unpaid claims	0.0	0.1
Property Segment | Property
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	314.7	245.8
Total reinsurance recoverable on unpaid claims	145.4	243.8
Short-duration Insurance Contracts, Liability for Unpaid Claims and Claim Adjustment Expense, Other Reconciling Item	10.6	12.3
Agency Channel | Personal Lines Segment | Personal Lines - Liability
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	4,509.0	3,955.5
Total reinsurance recoverable on unpaid claims	836.8	769.8
Agency Channel | Personal Lines Segment | Personal Lines - Physical Damage
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	43.3	26.2
Total reinsurance recoverable on unpaid claims	0.0	0.0
Direct Channel | Personal Lines Segment | Personal Lines - Liability
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	4,258.6	3,685.1
Total reinsurance recoverable on unpaid claims	1,070.4	838.1
Direct Channel | Personal Lines Segment | Personal Lines - Physical Damage
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	18.4	(5.6)
Total reinsurance recoverable on unpaid claims	$ 0.0	$ 0.0